Fixed assets - Other assumptions that affect the assessment of the recoverable amount (Details) - Orange brand [member]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Perpetuity growth rate	1.20%	1.10%	1.30%
Post-tax discount rate	7.40%	7.60%	7.80%
Pre-tax discount rate	8.80%	8.90%	9.20%